DECONSOLIDATION OF ORANIM PHARMACY - Disclosure of major classes of assets and liabilities of operation (Details) - CAD ($) $ in Thousands	Jun. 30, 2024	Apr. 15, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 700		$ 1,813	$ 1,321	$ 2,449
Trade receivables	12,087		7,651
Other accounts receivable	3,648		3,889
Inventories	5,719		9,976
Current assets	22,942		24,265
NON-CURRENT ASSETS:
Property, plant and equipment, net	4,052		5,058
Right-of-use assets, net	626		1,307
Intangible assets, net	3,678		5,803
Goodwill	6,634		10,095
Non-current assets	17,274		24,548
Total assets	40,216		48,813
CURRENT LIABILITIES:
Trade payables	13,877		9,223
Bank loans and credit facilities	12,746		12,119
Other accounts payable and accrued expenses	4,486		6,218
Purchase consideration payable	0		2,097
Put option liability	0		2,697
Current maturities of operating lease liabilities	292		454
Current liabilities	33,403		32,808
NON-CURRENT LIABILITIES:
Lease liabilities	301		815
Deferred tax liability, net	526		963
Non-current liabilities	1,332		2,305
Total liabilities	34,735		35,113
Non controlling interest	$ (1,586)		(769)
Assets and liabilities classified as held for sale [Member]
CURRENT ASSETS:
Cash and cash equivalents		$ 346	308
Trade receivables		1,324	1,289
Other accounts receivable		758	761
Inventories		837	725
Current assets		3,265	3,083
NON-CURRENT ASSETS:
Property, plant and equipment, net		783	802
Right-of-use assets, net		533	565
Intangible assets, net		1,414	1,575
Goodwill		3,499	3,455
Non-current assets		6,229	6,397
Total assets		9,494	9,480
CURRENT LIABILITIES:
Trade payables		1,597	1,477
Other accounts payable and accrued expenses		176	230
Purchase consideration payable		2,172	2,097
Put option liability		1,973	2,697
Current maturities of operating lease liabilities		155	152
Current liabilities		6,073	6,653
NON-CURRENT LIABILITIES:
Lease liabilities		372	406
Deferred tax liability, net		326	364
Non-current liabilities		698	770
Total liabilities		6,771	7,423
Non controlling interest		$ (41)	$ 219